Note 5 - Personnel Expenses Including Share-based Remuneration (Details Textual) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Key management personnel compensation, share-based payment		$ 107	$ 621